Cover	Sep. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 03, 2026
File Number	000-56797
name of registrant	Readvantage Corp.
Entity Central Index Key	0002057381
Identification No	32-0744491
incorporation state	NV
Entity Address, Address Line One	Giedraiciu St. 39
city	Vilnius
country	LT
zip code	09302
area code	816
phone number	3276170
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Emerging growth company	true
extended transition period	false